UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                         USAA VIRGINIA MONEY MARKET Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48465-0208                           (copyright)2008, USAA. All rights reserved.
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  P O R T F O L I O
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                            of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS
VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)   Principal  and interest  payments  are insured by one of the  following:
        AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.
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                            of INVESTMENTS
                            (continued)

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York, Bear Stearns & Co., Inc., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, JPMorgan Chase Bank, N.A., JPMorgan Chase & Co., KBC Bank N.V., Merrill Lynch & Co., Inc., Morgan Stanley, U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo & Co.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Bear Stearns & Co., Inc., Merrill Lynch & Co., Inc., Morgan Stanley, or National Rural Utility Corp.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
PRE            Prerefunded to a date prior to maturity
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  P O R T F O L I O
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                            of INVESTMENTS (in thousands)


USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (87.2%)

               VIRGINIA (76.5%)

$      7,415   Alexandria IDA (INS)(LIQ) (a)              3.50%          10/01/2030         $ 7,415
       4,800   Alexandria IDA (INS)(LIQ) (a)              3.50           10/01/2035           4,800
       6,120   Caroline County IDA (LOC - Regions Bank)   3.52           12/01/2037           6,120
       3,250   Charlottesville IDA (LOC - U.S. Bank,
                    N.A.)                                 3.52            7/01/2010           3,250
       7,000   Chesterfield County IDA (LOC - Wachovia
                    Bank, N.A.)                           3.57            2/01/2008           7,000
       8,750   Chesterfield County IDA                    3.80            8/01/2009           8,750
      10,500   Chesterfield County IDA (LIQ)(NBGA) (a)    3.92            8/15/2033          10,500
       4,050   College Building Auth. (LIQ) (a)           3.51            8/01/2022           4,050
       3,000   College Building Auth. (LIQ) (a)           3.50            9/01/2022           3,000
       5,765   College Building Auth. (LIQ)(INS) (a)      3.50            1/01/2026           5,765
       8,240   College Building Auth. (LIQ) (a)           3.51            9/01/2028           8,240
       3,435   Commonwealth Transportation Board (LIQ)
                    (a)                                   3.51           11/15/2008           3,435
       1,500        Fairfax County IDA (LIQ) (a)          3.50            8/15/2023           1,500
       2,250   Hampton Roads Regional Jail Auth.
                    (LIQ)(INS) (a)                        3.51            7/01/2012           2,250
       7,240   Hanover County IDA (LOC - Branch Banking
                    & Trust Co.)                          3.45            7/01/2029           7,240
       2,000   Harrisonburg Redevelopment and Housing
                    Auth. (LIQ)(NBGA) (a)                 5.00            2/01/2026           2,000
       2,750        Henrico County IDA (NBGA)             3.40            7/15/2016           2,750
       6,475   Henrico County Water and Sewer System
                    (LIQ)(INS) (a)                        3.51            5/01/2031           6,475
       1,840   Norfolk Redevelopment and Housing Auth.
                    (LOC - Branch Banking & Trust Co.)    3.45            3/01/2021           1,840
       3,645   Norfolk Redevelopment and Housing Auth.
                    (LIQ)(INS)                            3.78            8/01/2033           3,645
       1,715   Portsmouth (LIQ)(INS) (a)                  3.50            4/01/2021           1,715
       7,800   Public School Auth. (LIQ)(INS) (a)         3.50            8/01/2015           7,800
       3,515   Resources Auth. (LIQ) (a)                  3.50           10/01/2023           3,515
       3,965   Resources Auth. (LIQ) (a)                  3.50            4/01/2025           3,965
       6,200   Richmond IDA (LOC - SunTrust Bank)         3.45            7/01/2022           6,200
       3,785   Richmond Public Utility(a) (LIQ)(INS)      3.50            1/15/2037           3,785
       2,200   Rockingham County IDA (LOC - Branch
                    Banking & Trust Co.)                  3.45           12/01/2033           2,200
       9,000   Russell 150 Community Dev. Auth.
                    (LIQ)(NBGA) (a)                       5.00            3/01/2036           9,000
       4,750   Small Business Authority (LIQ)(LOC -
                    Deutsche Bank A.G.) (a)               3.52            8/01/2027           4,750
      11,000   Suffolk IDA (LIQ) (a)                      3.50           11/03/2011          11,000
      10,000   Tobacco Settlement Financing Corp.
                    (LIQ)(NBGA) (a)                       3.53            6/01/2047          10,000
       3,995   Univ. of Virginia (LIQ) (a)                3.49            6/01/2013           3,995
       7,575   Univ. of Virginia (LIQ) (a)                3.51            6/01/2037           7,575
       7,000   Upper Occoquan Sewer (LIQ)(INS) (a)        3.50            7/01/2029           7,000
       8,000   Winchester IDA (INS)(LIQ) (a)              3.49            1/21/2014           8,000
                                                                                          ----------
                                                                                            190,525
                                                                                          ----------

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  P O R T F O L I O
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                            of INVESTMENTS (in thousands)
                            (continued)


USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               PUERTO RICO (10.7%)

$      5,600   Aqueduct and Sewer Auth. (LIQ)(LOC -
                    Citigroup, Inc.) (a)                  3.50%          12/27/2008        $  5,600
       4,800   Highways and Transportation Auth.
                    (INS)(LIQ) (a)                        3.55            7/01/2036           4,800
       6,500   Highways and Transportation Auth.
                    (INS)(LIQ) (a)                        3.44            7/01/2041           6,500
       5,000   Public Buildings Auth. (INS)(LIQ) (a)      3.51            7/01/2017           5,000
       4,605   Univ. Of Puerto Rico (LIQ)(NBGA) (a)       3.57            6/01/2024           4,605
                                                                                          ----------
                                                                                             26,505
                                                                                          ----------
               Total Variable-Rate Demand Notes (cost: $217,030)                            217,030
                                                                                          ----------


               PUT BONDS (9.8%)

               VIRGINIA (8.8%)

       2,000   Louisa IDA                                 3.65           12/01/2008           2,000
       3,500   Peninsula Ports Auth. (LOC - Citibank,
                    N.A.)                                 3.35            7/01/2016           3,500
       2,360   Resources Auth. (LIQ) (a)                  3.45           10/01/2029           2,360
       2,470   Richmond IDA (LOC - Wachovia Bank, N.A.)   3.50            8/15/2015           2,470
      11,500   Stafford County and Staunton IDA
                    (LIQ)(INS) (a)                        3.74            8/01/2037          11,500
                                                                                          ----------
                                                                                             21,830
                                                                                          ----------
               PUERTO RICO (1.0%)

       2,500   Industrial, Medical and Environmental
                    Pollution Control Facilities
                    Financing Auth.                       3.95            3/01/2023           2,500
                                                                                          ----------
               Total Put Bonds (cost: $24,330)                                               24,330
                                                                                          ----------

               FIXED-RATE INSTRUMENTS (1.8%)

               VIRGINIA (1.8%)

       2,425   Chesapeake Hospital Auth.                  5.00            7/01/2008           2,439
       1,000   Fairfax County  (PRE)                      5.25            6/01/2018           1,026
         500   Fredericksburg EDA                         5.00            6/15/2008             502
         620   Prince William County                      4.00            5/01/2008             621
                                                                                          ==========
               Total Fixed-Rate Instruments(cost: $4,588)                                     4,588
                                                                                          ----------


               TOTAL INVESTMENTS (COST: $245,948)                                       $   245,948
                                                                                          ==========

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                            to Portfolio of INVESTMENTS


USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $248,967,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
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                            to Portfolio of INVESTMENTS
                            (continued)


USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.